FIRSTAR FUNDS, INC.

                                  A & B Shares
      Supplement dated July 31, 2001 to the Prospectus dated March 1, 2001


Closing of MicroCap Fund

     Firstar MicroCap Fund closed to new investors on July 31, 2001. The Fund will continue to accept additional share purchases from existing shareholders in existing accounts, new accounts of which an existing shareholder is a full or partial owner, or new accounts of new shareholders currently in process. The Fund will also accept purchases through reinvestment of dividend and capital gain distributions. The Fund may open to new investors in the future at the discretion of the adviser based on various factors, including assets under management and current investment opportunities.



                               FIRSTAR FUNDS, INC.

                                    Y Shares
      Supplement dated July 31, 2001 to the Prospectus dated March 1, 2001


Closing of MicroCap Fund

     Firstar MicroCap Fund closed to new investors on July 31, 2001. The Fund will continue to accept additional share purchases from existing shareholders in existing accounts, new accounts of which an existing shareholder is a full or partial owner, or new accounts of new shareholders currently in process. The Fund will also accept purchases through reinvestment of dividend and capital gain distributions. The Fund may open to new investors in the future at the discretion of the adviser based on various factors, including assets under management and current investment opportunities.



                               FIRSTAR FUNDS, INC.

                              Institutional Shares
      Supplement dated July 31, 2001 to the Prospectus dated March 1, 2001


Closing of MicroCap Fund

     Firstar MicroCap Fund closed to new investors on July 31, 2001. The Fund will continue to accept additional share purchases from existing shareholders in existing accounts, new accounts of which an existing shareholder is a full or partial owner, or new accounts of new shareholders currently in process. The Fund will also accept purchases through reinvestment of dividend and capital gain distributions. The Fund may open to new investors in the future at the discretion of the adviser based on various factors, including assets under management and current investment opportunities.